Note 20 - Financial Income, Net - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income		€ 18	€ 21	€ 18
Interest expense		(44)	(57)	(64)
Warrants exercised / forfeited		625	174	330
Changes in fair value of the warrants (1)	[1]	2,044	3,811	(2,377)
Total		€ 2,643	€ 3,949	€ (2,094)

[1]	For more details on the fair value of Financial Instruments, please refer to Notes 14-2 and 24.